Retirement Plans	12 Months Ended
Dec. 29, 2012
Retirement Plans

14. RETIREMENT PLANS

Defined Benefit Plans

Certain former members of management of Tops Markets receive benefits under a nonqualified, unfunded supplemental executive retirement plan (“SERP”). In addition, the Company maintains post-employment benefit plans providing life insurance, disability and medical benefits for certain employees which are included in other post-retirement plans.

The components of net pension cost related to the SERP and other post-retirement plans are as follows (dollars in thousands):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
SERP:
Interest cost	$162	$214	$234

Net pension cost	$162	$214	$234

Other Post-Retirement Plans:
Interest cost	$104	$111	$112
Service cost	3	3	3

Net pension cost	$107	$114	$115

Estimated future benefit payments related to the SERP and other post-retirement plans are as follows (dollars in thousands):

	SERP	Other Post-Retirement Plans
2013	$620	$236
2014	590	234
2015	558	207
2016	523	202
2017	486	246
Subsequent five years	1,832	1,139

As these plans are unfunded, estimated contributions are expected to equal estimated benefit payments.

The changes in benefit obligation related to the SERP and other post-retirement plans are as follows (dollars in thousands):

	SERP	Other Post- Retirement Plans
Benefit obligation – January 1, 2011	$4,868	$2,490
Interest cost	214	111
Service cost	—	3
Actuarial loss	620	309
Total disbursements	(650)	(256)

Benefit obligation – December 31, 2011	5,052	2,657
Interest cost	162	104
Service cost	—	3
Actuarial loss	614	1,785
Total disbursements	(637)	(384)

Benefit obligation – December 29, 2012	$5,191	$4,165

The benefit plans have no plan assets and have unfunded status equal to their benefit obligations, which have been classified in the consolidated balance sheets as follows (dollars in thousands):

	SERP		Other Post-Retirement Plans
	December 29, 2012	December 31, 2011	December 29, 2012	December 31, 2011
Accrued expenses and other current liabilities	$620	$599	$236	$259
Other long-term liabilities	4,571	4,453	3,929	2,398

Total liability	$5,191	$5,052	$4,165	$2,657

Additionally, net actuarial losses of $1.9 million and $1.4 million related to the SERP were included in accumulated other comprehensive loss as of December 29, 2012 and December 31, 2011, respectively. Net actuarial (loss) gain of $(1.6) million and $0.2 million related to other post-retirement plans were included in accumulated other comprehensive loss as of December 29, 2012 and December 31, 2011, respectively.

Discount rate assumptions used to determine benefit obligations are as follows:

SERP		Other Post-Retirement Plans
December 29, 2012	December 31, 2011	December 29, 2012	December 31, 2011
2.80%	3.40%	3.40%	4.10%

Discount rate assumptions used to determine net pension cost are as follows:

	Fiscal 2012	Fiscal 2011	Fiscal 2010
SERP	3.40%	4.70%	4.90%
Other post-retirement plans	4.10%	4.70%	5.20%

The measurement date for the SERP and other post-retirement plans was December 31, 2012.

For guidance in determining the discount rate, the Company calculates the implied rate of return by matching the cash flows from the plans to a yield curve of returns available on high-quality corporate bonds at the measurement date. The discount rate assumption is reviewed annually and revised as deemed appropriate. After the purchase of Tops by Holding, the Company ceased participation in the SERP and other post-retirement plans.

Assumed health care cost trend rates used in the calculation of benefit obligations related to the medical benefits portion of other post-retirement plans are as follows:

	December 29, 2012	December 31, 2011
Initial health care cost trend rate	6.50%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%
Year to reach ultimate trend rate	2016	2016

Other Benefit Plans

During 2008, the Company established a defined contribution 401(k) plan that provides that under certain circumstances the Company will make matching contributions of up to 100% of the first 3%, and 50% of the next 2%, of a participant’s eligible compensation. The Company incurred $2.5 million, $2.5 million and $2.1 million of expense related to this 401(k) plan during Fiscal 2012, Fiscal 2011 and Fiscal 2010, respectively.

Multiemployer Pension Plan

The Company contributes to the Local One plan, a defined benefit multiemployer pension plan, covering union-represented employees under its collective bargaining agreements with Local One. The Local One plan generally provides retirement benefits to participants based on their years of service to contributing employers. The retirement benefits provided by the Local One plan are generally not negotiated by participating employers. During Fiscal 2012, Fiscal 2011 and Fiscal 2010, the Company made contributions of $9.4 million, $8.9 million and $8.3 million, respectively, to this plan. The risks of participating in a multiemployer pension plan are different from a single-employer pension plan in the following respects:

a)	Assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers;

b)	If a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers; and

c)	If the Company stops participating in the multiemployer pension plan, it may be required to pay the plan an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The Company’s participation in this plan is outlined in the following table. The “EIN / Plan Number” column provides the Employer Identification Number, or EIN, and the Plan Number. The most recent Pension Protection Act Zone Status available in 2012 and 2011 is for the Local One plan’s years ending December 31, 2011, and December 31, 2010, respectively. The zone status is based on information that the Company received from the plan. Among other factors, generally, plans in critical status (“red zone”) are less than 65 percent funded, plans in endangered or seriously endangered status (“yellow zone” or “orange zone”, respectively) are less than 80 percent funded, and plans at least 80 percent funded are said to be in the “green zone.” The “FIP/RP Status Pending / Implemented” column indicates plans for which a funding improvement plan, or FIP, or a rehabilitation plan, or RP, is either pending or has been implemented by the trustees of the plan.

	Pension Protection Act Zone Status		Tops 5% of Total Contributions		FIP/RP Status Pending / Implemented	Surcharge Imposed	Expiration Dates of Collective Bargaining Agreements
EIN / Plan Number	2012	2011	2012	2011
16-6144007 / 001	Red	Red	Yes	Yes	Implemented	No	March 30, 2014 – October 3, 2015